INCOME TAXES (Tables)	12 Months Ended
May 31, 2020
INCOME TAXES (Tables)
Schedule of Deferred Tax Assets

The components of the Company’s deferred tax asset and reconciliation of income taxes computed at the statutory rate to the income tax amount recorded as of May 31, 2020 and May 31, 2019, are as follows:

	May 31,	May 31,
	2020	2019
Net operating loss carryforward	$(2,378,067)	$(2,035,798)
Statutory tax rate	21%	21%
Deferred tax asset	(499,394)	(427,218)
Less: Valuation allowance	499,394	427,218
Net deferred asset	$-	$-